Notes Payable (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accretion expense					$ 406,952		$ 50,749
Series A Preferred Stock [Member]
Preferred Stock per share			$ 0.0001				$ 0.0001
Warrant exercises price per shares			$ 0.0825				$ 0.0825	$ 0.075
2016 Secured Notes [Member]
Units sold of secured note payable						10.00%	10.00%
Principal amount		$ 100,000	$ 200,000
Maturities Date of notes range start 1						Mar. 01, 2017	Mar. 01, 2017
Maturities Date of notes range end 1						May 31, 2017	May 31, 2017
Proceeds From Warrant Exercises						$ 41,365	$ 41,365
Debt Instrument Description

Upon maturity, if the noteholders are not offered an option to convert the notes into a new equity offering by the Company, the noteholder will also be entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

Upon maturity, if the noteholders are not offered an option to convert the notes into a new equity offering by the Company, the noteholder will also be entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

Common Stock per share						$ 0.075
Increase in the interest rate		18.00%
Warrant exercises price per shares	$ 0.0825	$ 0.0825
Additional interest expense	$ (11,435)	$ (8,465)
Interest expenses				$ 20,774	85,966		$ 55,912
Accretion expense				$ 16,286	76,521		$ 50,749
2016 Secured Notes [Member] | Series A Preferred Stock [Member]
Acquire of shares during period	500,000	500,000	2,666,700
Preferred Stock per share			$ 0.0825				$ 0.0825
Warrant exercises date	May 12, 2022	Mar. 14, 2022
2017 Notes [Member]
Principal amount					$ 1,320,621
Acquire of shares during period					1,580,000
Proceeds From Warrant Exercises					$ 389,421
Debt Instrument Description

The maturity of the 2017 Notes is July 2018. At maturity, if we have not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder may also receive an additional payment equal to 20% of the principal of the 2017 Note. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 are being accreted as additional interest expense over the life of the notes.

Common Stock per share				$ 0.0825	$ 0.0825
Interest expenses				$ 260,511	$ 376,713
Accretion expense				$ 227,585	330,431
Units issued conversion of 2016 notes					1,185,000
Fees paid to placement agent					$ 103,500
2017 Notes [Member] | Common Stock [Member]
Acquire of shares during period		178,100			17,608,280
Common Stock per share				$ 0.075	$ 0.075
Cash expenses					$ 93,889